Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Fixed maturity securities available-for-sale, at fair value	$ 58,295		$ 55,183
Equity securities available-for-sale, at fair value	361		332
Commercial mortgage loans	6,092		6,718
Restricted commercial mortgage loans related to securitization entities	411		507
Policy loans	1,549		1,471
Other invested assets	4,819		3,854
Restricted other invested assets related to securitization entities ($376 and $370 at fair value)	377		372
Total investments	71,904		68,437
Cash and cash equivalents	4,488		3,132
Accrued investment income	691		733
Deferred acquisition costs	5,193		5,195	[1]
Intangible assets	580		744
Goodwill	1,253		1,329
Reinsurance recoverable	16,998		17,206
Other assets	958		810
Deferred tax asset			1,111
Separate account assets	10,122		11,666
Total assets	112,187		110,363
Liabilities and stockholders' equity
Future policy benefits	32,175		30,905
Policyholder account balances	26,345		26,978
Liability for policy and contract claims	7,620	[2]	6,933	[2],[3]
Unearned premiums	4,223		4,507
Other liabilities ($210 and $150 other liabilities related to securitization entities)	6,308		6,085
Borrowings related to securitization entities ($48 and $51 at fair value)	396		494
Non-recourse funding obligations	3,256		3,437
Long-term borrowings	4,726		4,952
Deferred tax liability	838		861
Separate account liabilities	10,122		11,666
Total liabilities	96,009		96,818
Commitments and contingencies
Stockholders' equity:
Class A common stock, $0.001 par value; 1.5 billion shares authorized; 579 million and 578 million shares issued as of December 31, 2011 and 2010, respectively; 491 million and 490 million shares outstanding as of December 31, 2011 and 2010, respectively	1		1
Additional paid-in capital	12,136		12,107
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,617		41
Net unrealized gains (losses) on other-than-temporarily impaired securities	(132)		(121)
Net unrealized investment gains (losses)	1,485		(80)
Derivatives qualifying as hedges	2,009		924
Foreign currency translation and other adjustments	553		662
Total accumulated other comprehensive income (loss)	4,047		1,506
Retained earnings	1,584		1,535
Treasury stock, at cost (88 million shares as of December 31, 2011 and 2010)	(2,700)		(2,700)
Total Genworth Financial, Inc.'s stockholders' equity	15,068		12,449
Noncontrolling interests	1,110		1,096
Total stockholders' equity	16,178		13,545
Total liabilities and stockholders' equity	$ 112,187		$ 110,363

[1]	On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $3 million on DAC.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million to date, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million to date, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.